Equity Investment Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Equity Investment Disclosure

11.Equity Investment

During the year ended December 31, 2018, the Company purchased 56,000 common shares in Kbridge Resources Development (“KRD”), a company related to the CEO, representing 28.57% ownership of KRD, for $256,560 (CAD350,000).

On March 20, 2019, the CEO of the Company sold 38,000 common shares in KRD to the Company for $6,608 (CAD8,800). The Company’s ownership in KRD increased to 47.96%.

The continuity of the Company’s investment in KRD is as follows:

Purchase of equity investment	$256,560
Share of loss of equity investee	(229,526)

Balance at December 31, 2019	$27,034
Share of loss of equity investee	(27,034)
Balance at December 31, 2020	$-

Summary financial information of KRD on a gross basis for the year ended December 31, 2020 and 2019 is as follows:

As at	December 31, 2020	December 31, 2019
Current assets	$290,130	$140,685
Non-current assets	828,754	1,609,849
Current liabilities	(832,521)	(1,456,912)
Non-current liabilities	(597,103)	(691,934)
Net assets	$(310,739)	$(398,312)

Year ended	December 31, 2020	December 31, 2019
Revenue	$972,776	$51,480
Expenses	(869,590)	(295,984)
Income (loss) for the year	$103,186	$(244,504)